NEWPORT JAPAN OPPORTUNITIES FUND
                         Class A, B, C and Z Shares

                Supplement to Prospectus dated January 1, 2000

Pursuant to the Board of Trustees approval, effective April 27, 2000, the Fund will change its name to Liberty Newport Japan Opportunities Fund.


734-36/171B-0400                    April 27, 2000